000 B000000 12/31/1999
000 C000000 0000225852
000 D000000 N
000 E000000 F
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 SHEPMYERS INVESTMENT COMPANY
001 B000000 811-2798
001 C000000 7176378931
002 A000000 RD1, ROUTE 194 SOUTH
002 B000000 HANOVER
002 C000000 PA
002 D010000 17331
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
015 B000001 C
018  000000 N
019 A000000 N
019 B000000    0
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 RUTHERFORD BROWN & CATHERWOOD, INC.
022 B000001 23-2182950
022 C000001      2691
022 D000001       651
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000       2691
023 D000000        651
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 N
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 N
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000         0
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000         0
028 G020000         0
028 G030000         0
028 G040000         0
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
045  000000 N
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
055 A000000 N
055 B000000 N
056  000000 N
057  000000 N
061  000000        0
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   5.8
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   2.0
062 M000000   0.0
062 N000000   0.0
062 O000000  92.2
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  4.9
064 A000000 N
064 B000000 N
066 A000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 N
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 N
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 N
070 J020000 N
070 K010000 N
070 K020000 N
070 L010000 N
070 L020000 N
070 M010000 N
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 N
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000      2691
071 B000000      2732
071 C000000     14777
071 D000000   18
072 A000000 12
072 B000000      782
072 C000000        0
072 D000000        0
072 E000000        0
072 F000000       25
072 G000000        0
072 H000000        3
072 I000000        4
072 J000000        9
072 K000000        0
072 L000000        0
072 M000000       33
072 N000000        0
072 O000000        3
072 P000000        0
072 Q000000        2
072 R000000       12
072 S000000       20
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000       14
072 X000000      125
072 Y000000        0
072 Z000000      657
072AA000000       77
072BB000000        0
072CC010000      771
072CC020000      707
072DD010000        0
072DD020000        0
072EE000000       77
073 A010000   0.9200
073 A020000   0.0000
073 B000000   0.0997
073 C000000   0.0000
074 A000000        1
074 B000000        0
074 C000000      854
074 D000000    13569
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000      298
074 J000000        0
074 K000000        0
074 L000000      202
074 M000000       18
074 N000000    14942
074 O000000        0
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000      146
074 S000000        0
074 T000000    14796
074 U010000      768
074 U020000        0
074 V010000    19.26
074 V020000     0.00
074 W000000   0.0000
074 X000000      163
074 Y000000        0
075 A000000        0
075 B000000    15122
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 N
078  000000 N
080 A000000  C.A. WEBER AGENCY, INC.
080 C000000        0
081 A000000 N
081 B000000        0
082 A000000 Y
082 B000000        2
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
088 A000000 N
088 B000000 N
088 C000000 N
088 D000000 N
SIGNATURE   PAUL E. SPEARS
TITLE       PRESIDENT


                          INDEPENDENT AUDITOR'S REPORT


Shareholders and Board of Directors
Shepmyers Investment Company

We have audited the accompanying statement of assets and liabilities of Shepmyers Investment Company, including the schedule of investments, as of December 31, 1999, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1998 and the financial highlights for each of the years ended December 31, 1995 through December 31, 1998 were audited by other auditors whose report dated January 29, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Shepmyers Investment Company as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                      /s/ Beard & Company, Inc.
                                      ----------------------------------------
                                      Beard & Company, Inc.

Harrisburg, Pennsylvania
January 31, 2000

                                 SIGNATURE PAGE


     This report is signed on behalf of registrant in the City of Abbottstown and Commonwealth of Pennsylvania on the 21st day of January, 2000.


                                       SHEPMYERS INVESTMENT COMPANY


Witness:




By: /s/ W. Bruce McConnel, III         /s/ Paul E. Spears
    ----------------------------       -----------------------------------
    W. Bruce McConnel, III             Paul E. Spears
    Secretary                          President